Summary of Significant Accounting Policies - Schedule of calculation of basic and diluted net income (loss) per ordinary share (Detail) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Basic and diluted net income (loss) per share:
Basic weighted average shares outstanding	[1],[2]					7,500,000
Basic net loss per share						$ (0.01)
Diluted net loss per share						$ (0.01)
Common Class A [Member]
Basic and diluted net income (loss) per share:
Basic net loss		$ (26,746,333)	$ 0	$ (21,560,097)	$ 0
Basic weighted average shares outstanding		41,700,000	0	21,156,618	0
Basic net loss per share		$ (0.64)	$ 0	$ (1.02)	$ 0
Diluted net loss		$ (26,746,333)	$ 0	$ (21,560,097)	$ 0
Diluted net loss per share		$ (0.64)	$ 0	$ (1.02)	$ 0
Common Class B [Member]
Basic and diluted net income (loss) per share:
Basic net loss		$ (6,638,478)	$ (69)	$ (9,869,628)	$ (51,910)
Basic weighted average shares outstanding	[3],[4]	10,350,000	9,000,000	9,684,926	9,000,000
Basic net loss per share		$ (0.64)	$ 0	$ (1.02)	$ (0.01)
Diluted net loss		$ (6,638,478)	$ (69)	$ (9,869,628)	$ (51,910)
Diluted net loss per share		$ (0.64)	$ 0	$ (1.02)	$ (0.01)

[1]	Excludes an aggregate of up to 1,125,000 Class B ordinary shares, $0.0001 par value subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 5).
[2]	In April 2025 the Company, through a share capitalization, issued the Sponsor an additional 1,437,500 founder shares, for which the Sponsor now holds 8,625,000 founder shares in the aggregate. All share and per share data has been retrospectively presented.
[3]	At December 31, 2024, included an aggregate of up to 1,350,000 Class B Ordinary Shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 5). On May 15, 2025, the Company consummated its Initial Public Offering and sold 41.4 million Public Units, which included the full exercise of the underwriters’ over-allotment option, hence the 1,350,000 Class B Ordinary Shares are no longer subject to forfeiture.
[4]	On February 15, 2024, the Sponsor acquired an aggregate of 7,187,500 Founder Shares for approximately $0.003 per share. In April 2025, the Company effected a share capitalization in the form of a share dividend of approximately 0.2 fully paid Class B Ordinary Shares for each Class B Ordinary Share in issue. In May 2025, the Company issued an additional 1,725,000 Class B Ordinary Shares in a share capitalization, resulting in the Sponsor holding an aggregate of 10,350,000 Founder Shares. All share and per-share data have been retrospectively presented.